UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE

INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2011

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.5%
Equity: Other - 42.8%
Diversified/Specialty - 36.0%
BioMed Realty Trust, Inc.	53,350	$968,302
British Land Co. PLC	341,238	3,237,536
Cheung Kong Holdings Ltd.	99,000	1,549,163
Coresite Realty Corp.	37,219	578,383
Dexus Property Group	1,389,000	1,215,123
Digital Realty Trust, Inc.	35,000	2,058,700
Dundee Real Estate Investment Trust	22,181	718,933
Evergrande Real Estate Group Ltd.	3,724,000	1,764,749
Fonciere Des Regions	9,800	1,064,744
Forest City Enterprises, Inc. (a)	36,429	688,508
H&R Real Estate Investment Trust	28,627	629,379
Hysan Development Co., Ltd.	180,000	818,913
Kerry Properties Ltd.	429,480	2,095,228
Land Securities Group PLC	57,600	717,872
Lend Lease Group	170,870	1,595,226
Mitsubishi Estate Co., Ltd.	184,000	3,772,556
Mitsui Fudosan Co., Ltd.	258,000	5,513,861
Morguard Real Estate Investment Trust	26,352	382,444
New World Development Ltd.	998,053	1,813,604
Savills PLC	155,500	956,747
Soho China Ltd.	167,500	121,000
Sumitomo Realty & Development Co., Ltd.	78,000	2,103,535
Sun Hung Kai Properties Ltd.	436,000	7,085,710
Swire Pacific Ltd.	60,000	842,030
Telecity Group PLC (a)	227,977	1,765,526
Unibail-Rodamco SE	15,621	3,143,232
UOL Group Ltd.	267,000	936,356
Vornado Realty Trust	3,000	279,990
Wereldhave NV	9,200	934,622
Wheelock & Co., Ltd.	77,000	281,345

		49,633,317

Health Care - 5.3%
Chartwell Seniors Housing Real Estate Investment Trust	157,800	1,419,558
HCP, Inc.	36,300	1,379,400
Health Care REIT, Inc.	40,600	2,120,132
National Health Investors, Inc.	9,847	467,929
Nationwide Health Properties, Inc.	24,529	1,048,370
Ventas, Inc.	16,600	919,972

		7,355,361

Triple Net - 1.5%
Entertainment Properties Trust	45,000	2,145,150

		59,133,828

Retail - 17.5%
Regional Mall - 10.9%
BR Malls Participacoes SA	158,978	1,514,486
CBL & Associates Properties, Inc.	39,850	711,322
General Growth Properties, Inc.	68,056	1,083,452
Multiplan Empreendimentos Imobiliarios SA	63,519	1,239,228
Simon Property Group, Inc.	56,836	6,254,233
Taubman Centers, Inc.	13,100	726,788
Westfield Group	347,392	3,463,549

		14,993,058

Company	Shares	U.S. $ Value
Shopping Center/Other Retail - 6.6%
Eurocommercial Properties NV	21,499	$1,030,778
Kimco Realty Corp.	88,408	1,713,347
Klepierre	58,562	2,286,436
Link REIT (The)	214,106	664,118
Primaris Retail Real Estate Investment Trust	34,440	723,149
RioCan Real Estate Investment Trust (Toronto)	30,842	768,859
Tanger Factory Outlet Centers	17,252	459,766
Weingarten Realty Investors	56,985	1,474,202

		9,120,655

		24,113,713

Residential - 14.5%
Multi-Family - 11.3%
BRE Properties, Inc.	30,350	1,441,929
Camden Property Trust	30,200	1,786,934
Colonial Properties Trust	58,800	1,158,948
Equity Residential	43,600	2,402,796
Essex Property Trust, Inc.	10,148	1,256,119
GAGFAH SA	36,900	437,014
Home Properties, Inc.	15,100	889,692
Mid-America Apartment Communities, Inc.	21,800	1,416,346
Rossi Residencial SA	138,100	1,070,736
Stockland	435,232	1,693,560
UDR, Inc.	52,600	1,279,232
Wing Tai Holdings Ltd.	700,000	817,587

		15,650,893

Self Storage - 3.2%
Big Yellow Group PLC	197,470	1,036,858
Extra Space Storage, Inc.	67,700	1,337,075
Public Storage	18,422	2,067,869

		4,441,802

		20,092,695

Office - 10.0%
Allied Properties Real Estate Investment Trust	41,800	956,424
Beni Stabili SpA	791,034	811,542
Boston Properties, Inc.	22,752	2,182,372
Castellum AB	92,957	1,329,898
Cominar Real Estate Investment Trust	31,857	723,672
Douglas Emmett, Inc.	70,358	1,319,212
Duke Realty Corp.	48,100	676,767
Great Portland Estates PLC	174,500	1,099,892
Hongkong Land Holdings Ltd.	303,000	2,083,869
ING Office Fund	1,698,980	1,060,210
Kilroy Realty Corp.	25,900	1,003,625
Sponda OYJ	94,000	512,536

		13,760,019

Lodging - 8.6%
DiamondRock Hospitality Co. (a)	110,682	1,301,620
Great Eagle Holdings Ltd.	221,000	737,925
Host Hotels & Resorts, Inc.	53,700	988,080
Hyatt Hotels Corp. (a)	31,400	1,436,550
InnVest Real Estate Investment Trust	166,616	1,195,321

Company	Shares	U.S. $ Value
Intercontinental Hotels Group PLC	71,800	$1,596,712
Kosmopolito Hotels International Ltd. (a)	1,059,000	217,566
LaSalle Hotel Properties	21,100	595,231
Sunstone Hotel Investors, Inc. (a)	128,957	1,384,998
Whitbread PLC	48,000	1,390,699
Wyndham Worldwide Corp.	31,700	991,576

		11,836,278

Industrials - 4.1%
Industrial Warehouse Distribution - 3.4%
AMB Property Corp.	15,669	570,038
Ascendas Real Estate Investment Trust	618,000	976,020
First Potomac Realty Trust	40,595	654,798
Global Logistic Properties Ltd. (a)	440,000	657,336
ProLogis	115,622	1,880,014

		4,738,206

Mixed Office Industrial - 0.7%
Goodman Group	1,226,900	879,323

		5,617,529

Total Common Stocks (cost $107,837,605)		134,554,062

INVESTMENT COMPANIES - 0.3%
Industrials - 0.3%
Industrial Warehouse Distribution - 0.3%
ProLogis European Properties (a) (cost $348,573)	49,400	341,085

WARRANTS - 0.0%
Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Henderson Land Development Co., Ltd., expiring 6/01/11 (a) (cost $0)	46,000	3,308

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (b) (Cost $598,314)	598,314	598,314

U.S. $ Value
Total Investments - 98.2% (cost $108,784,492) (c)	$135,496,769
Other assets less liabilities - 1.8%	2,517,011

Net Assets - 100.0%	$138,013,780

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America, N.A.:
Canadian Dollar settling 3/15/11	330	$334,086	$339,573	$5,487
Norwegian Krone settling 3/15/11	11,145	1,876,035	1,988,682	112,647
Barclays Capital Inc.:
Japanese Yen settling 3/15/11	248,504	2,956,410	3,037,985	81,575
Norwegian Krone settling 3/15/11	12,723	2,096,625	2,270,257	173,632
Citibank:
Australian Dollar settling 3/15/11	340	331,245	345,588	14,343
Credit Suisse First Boston:
Euro settling 3/15/11	745	1,015,435	1,027,912	12,477
New Zealand Dollar settling 3/15/11	879	671,864	660,657	(11,207)
Deutsche Bank:
Euro settling 3/15/11	2,126	2,863,775	2,933,344	69,569
Goldman Sachs:
Swiss Franc settling 3/15/11	1,197	1,194,647	1,288,474	93,827
Morgan Stanley & Co., Inc.:
Australian Dollar settling 3/15/11	1,042	1,010,688	1,059,124	48,436
Australian Dollar settling 6/15/11	546	538,733	548,481	9,748
Swedish Krona settling 3/15/11	26,453	3,818,715	4,173,861	355,146
UBS Securities LLC:
Great British Pound settling 3/15/11	753	1,184,748	1,223,979	39,231
Westpac Banking Corp.:
New Zealand Dollar settling 3/15/11	3,048	2,262,683	2,290,879	28,196
Sale Contracts:
Bank of America, N.A.:
Euro settling 3/15/11	3,914	5,099,003	5,400,334	(301,331)
Credit Lyonnais:
Canadian Dollar settling 3/15/11	4,848	4,796,676	4,988,635	(191,959)
Deutsche Bank:
Great British Pound settling 6/15/11	350	560,291	568,251	(7,960)
HSBC Securities Inc.:
Euro settling 3/15/11	745	976,457	1,027,913	(51,456)
Euro settling 3/15/11	1,518	1,989,612	2,094,457	(104,845)
Swiss Franc settling 3/15/11	1,197	1,234,288	1,288,474	(54,186)
Morgan Stanley & Co., Inc.:
Great British Pound settling 3/15/11	1,264	1,994,895	2,054,593	(59,698)
Standard Chartered Bank:
Great British Pound settling 3/15/11	881	1,369,706	1,432,039	(62,333)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(c)	As of February 28, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,357,728 and gross unrealized depreciation of investments was $(2,645,451), resulting in net unrealized appreciation of $26,712,277.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Global Real Estate Investment Fund

Portfolio Summary

February 28, 2011 (unaudited)

COUNTRY BREAKDOWN *

40.7%	United States
13.4%	Hong Kong
8.7%	United Kingdom
8.4%	Japan
7.3%	Australia
5.5%	Canada
4.8%	France
2.8%	Brazil
2.5%	Singapore
1.5%	Netherlands
1.4%	China
1.0%	Sweden
0.6%	Italy
1.0%	Other
0.4%	Short-Term

100.0%	Total Investments

*	All data are as of February 28, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Finland, Germany and Luxembourg.

AllianceBernstein Global Real Estate Investment Fund

February 28, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2011:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Equity:Other	$15,805,151		$43,328,677		$	– 0	–	$59,133,828
Retail	16,668,832		7,444,881			– 0	–	24,113,713
Residential	16,107,676		3,985,019			– 0	–	20,092,695
Office	6,862,073		6,897,946			– 0	–	13,760,019
Lodging	8,110,942		3,725,336			– 0	–	11,836,278
Industrials	3,762,185		1,855,344			– 0	–	5,617,529
Investment Companies	– 0	–	341,085			– 0	–	341,085
Warrants	3,308		– 0	–		– 0	–	3,308
Short-Term Investments	598,314		– 0	–		– 0	–	598,314

Total Investments in Securities	67,918,481		67,578,288			– 0	–	135,496,769
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	1,044,314			– 0	–	1,044,314
Liabilities
Forward Currency Exchange Contracts	– 0	–	(844,975)			– 0	–	(844,975)

Total	$67,918,481		$67,777,627		$	– 0	–	$135,696,108

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 25, 2011